NATURE OF BUSINESS AND OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NATURE OF BUSINESS AND OPERATIONS
NATURE OF BUSINESS AND OPERATIONS

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

The Company was incorporated on August 22, 1995 as a Nevada corporation under the name H. Herbig Land & Livestock Incorporated. From the date of incorporation to December 2, 1997 the Company had no significant operating activities. On December 2, 1997, the Company entered a purchase agreement with Mr. William E. Edwards to purchase the name Dermalay Industries, Inc., and inventory owned by Mr. Edwards in exchange for 2,550,000 shares of common stock. The Company is deemed to have entered the development stage effective December 2, 1997.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock.

On May 13, 2023, the Company filed Certificate of Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to Maya Innovations Corp.

On March 20, 2023, the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), by and among the Company, on the one hand, (“Buyer”), and Maya Innovations, LLC (“MILLC”) and Maya Praveen Kumar, an individual (“Kumar”) and the sole-officer, director, and shareholder of MILLC, on the other hand (collectively, MILLC and Kumar are hereinafter referred to as the “Seller”) whereby the Company acquired various artificial intelligence related assets from the Seller for use in the healthcare industry. On September 15, 2023, the Company, and Maya Praveen Kumar, an individual (“Maya”) entered into an Unwind Agreement and Mutual Release (the “Unwind Agreement”), for the purpose of unwinding, and rendering void, the Asset Purchase Agreement (“Original APA”) executed by and between the Company and Maya on March 20, 2023. The Parties mutually and voluntarily agreed to unwind the transaction contemplated by the Original APA. Accordingly, the Company returned all the Assets acquired per the Original APA once Maya has cancelled, and returned to the Company’s treasury, the 3,000,000 restricted shares of the Company’s common stock and 1,000,000 shares of the Company’s Series A Preferred Stock that were issued per the terms of the Original APA.

On the same day the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), by and among the Company and Pure North Analytics, an unincorporated company based out of Dubai (“PNA”) and Tejas Bansilal Parikh, an individual (“Parikh”) (collectively, PNA and Parikh are hereinafter referred to as the “Seller”) whereby the Company acquired various artificial intelligence related assets from the Seller relating to artificial intelligence tailored for financial markets. Specifically, PNA’s expertise lies in predicting future share prices for Fortune 1000 companies that adhere to ESG (Environmental, Social, and Governance) standards, which significantly influence investor decisions. This tool can be offered by brokerages and financial institutions to their clients via subscription, empowering them to make well-informed investment choices. Collectively, all intellectual property, proprietary and nonproprietary technology, know-how, and all other assets of the Seller that maybe, directly, or indirectly, applied to the artificial intelligence field insofar as the financial industry are referred to hereinafter as the “Acquired Assets.” In exchange for the Acquired Assets, the Company issued 6,000,000 restricted shares of its common stock (the “Common Shares”). Each of the Corporation and Seller shall make customary representations, warranties, covenants, and indemnities in connection with the Purchase Agreement Pursuant to the terms of the Purchase Agreement.

In connection with the foregoing, on September 26, 2023, the Company entered into an Executive Employment Agreement (the “Employment Agreement”) with Tejas Bansilal Parikh (the “Mr. Parikh”) whereby Mr. Parikh has agreed to serve as the Company’s Chief Executive Officer, President, Chief Financial Officer, Treasurer, Secretary, and as Chairman of the Company’s Board of Directors.

Additionally, the Company received notice of resignation from Andrew Gaudet (“Gaudet”) from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and, Secretary of the Company (the “Resignation”). Gaudet’s resignation from such positions was not the result of any disagreements between Gaudet and the Company relating to the Company’s operations, policies, or practices.

Gaudet shall retain his position as a member of the Company’s Board of Directors until his resignation or until a successor is duly appointed at a meeting of the Company’s Shareholders.

On September 21, 2023, the Company’s Board of Directors, approved changing the Company name from Maya Innovations Corp. to Pure North Analytics Corp.

On November 16, 2023, the Company’s Board of Directors, approved changing the Company name back to International Luxury Products, Inc.

On February 5, 2026, the Company entered into an Asset Purchase Agreement pursuant to which it agreed to acquire certain tangible and intangible assets related to mining services and mineral-processing operations. As of June 30, 2026, the transaction had not closed, the Company had not received possession or control of the assets, and no purchase-price securities had been issued. In connection with the Agreement, the Company intends to redirect its business strategy toward the development and commercialization of mineral-processing technologies and related operational-optimization solutions under the Company’s business model. See Note 8 - Subsequent Events.

On February 10, 2026, the Company changed its legal corporate name with the Nevada Secretary of State from International Luxury Products, Inc. to Ecominas Corp.

On July 17, 2026, the Company entered into separate Executive Employment Agreements with Ricardo Enrique Silva Canelon to serve as the Company’s Chief Executive Officer, President, Chief Financial Officer, Treasurer, Secretary, and Chairman of the Board and Andrew Gaudet to serve as the Company’s Chief Operating Officer and Director.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States. Management is of the opinion that all necessary adjustments have been made to make these interim financial statements not misleading.

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

The Company was incorporated on August 22, 1995 as a Nevada corporation under the name H. Herbig Land & Livestock Incorporated. From the date of incorporation to December 2, 1997 the Company had no significant operating activities. On December 2, 1997, the Company entered a purchase agreement with Mr. William E. Edwards to purchase the name Dermalay Industries, Inc., and inventory owned by Mr. Edwards in exchange for 2,550,000 shares of common stock. The Company is currently a early-stage development mining-services and mineral-processing company focused on providing operational, technical, equipment, and processing support to third-party mining operators, primarily in Latin America. The Company does not own mineral concessions, mining rights, or mineral reserves and does not currently engage in mineral exploration or extraction. Its business plan is based on supporting existing mining operations through the provision of processing capacity, equipment deployment, plant-operation support, maintenance, material handling, operational oversight, and related technical services.

The Company intends to serve medium-scale and developing mining operations that may lack sufficient processing infrastructure, equipment, operational capacity, or technical resources to process mineralized material efficiently. Depending on the circumstances of a particular project, the Company may seek to earn revenue through processing fees, fixed or variable service fees, equipment-deployment charges, production-sharing or profit-participation arrangements, and performance-based compensation tied to agreed operational measures.

On May 12, 2023, the Company’s Board of Directors approved a One for Three Hundred (1-for-300) Reverse Stock Split of the issued and outstanding shares of Common Stock. As of the date of filing the reverse split has not been approved by FINRA and as such the financial statements have not been retroactively restated to reflect the split.

On May 13, 2023, the Company filed Certificate of Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to Maya Innovations Corp.

On March 20, 2023, the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), by and among the Company, on the one hand, (“Buyer”), and Maya Innovations, LLC (“MILLC”) and Maya Praveen Kumar, an individual (“Kumar”) and the sole-officer, director, and shareholder of MILLC, on the other hand (collectively, MILLC and Kumar are hereinafter referred to as the “Seller”) whereby the Company acquired various artificial intelligence related assets from the Seller for use in the healthcare industry. On September 15, 2023, the Company, and Maya Praveen Kumar, an individual (“Maya”) entered into an Unwind Agreement and Mutual Release (the “Unwind Agreement”), for the purpose of unwinding, and rendering void, the Asset Purchase Agreement (“Original APA”) executed by and between the Company and Maya on March 20, 2023. The Parties mutually and voluntarily agreed to unwind the transaction contemplated by the Original APA. Accordingly, the Company returned all the Assets acquired per the Original APA once Maya has cancelled, and returned to the Company’s treasury, the 3,000,000 restricted shares of the Company’s common stock and 1,000,000 shares of the Company’s Series A Preferred Stock that were issued per the terms of the Original APA. Management evaluated the assets and determined the value of $0, and as such the entire purchase price of $81,600 was recorded as a loss on impairment of intangible assets on the December 31, 2023 Statement of Operations.

On the same day the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), by and among the Company and Pure North Analytics, an unincorporated company based out of Dubai (“PNA”) and Tejas Bansilal Parikh, an individual (“Parikh”) (collectively, PNA and Parikh are hereinafter referred to as the “Seller”) whereby the Company acquired various artificial intelligence related assets from the Seller relating to artificial intelligence tailored for financial markets. Specifically, PNA's expertise lies in predicting future share prices for Fortune 1000 companies that adhere to ESG (Environmental, Social, and Governance) standards, which significantly influence investor decisions. This tool can be offered by brokerages and financial institutions to their clients via subscription, empowering them to make well-informed investment choices. Collectively, all intellectual property, proprietary and nonproprietary technology, know-how, and all other assets of the Seller that maybe, directly, or indirectly, applied to the artificial intelligence field insofar as the financial industry are referred to hereinafter as the “Acquired Assets.” In exchange for the Acquired Assets, the Company issued 6,000,000 restricted shares of its common stock (the “Common Shares”). Each of the Corporation and Seller shall make customary representations, warranties, covenants, and indemnities in connection with the Purchase Agreement Pursuant to the terms of the Purchase Agreement.

In connection with the foregoing, on September 26, 2023, the Company entered into an Executive Employment Agreement (the “Employment Agreement”) with Tejas Bansilal Parikh (the “Mr. Parikh”) whereby Mr. Parikh has agreed to serve as the Company’s Chief Executive Officer, President, Chief Financial Officer, Treasurer, Secretary, and as Chairman of the Company’s Board of Directors.

Additionally, the Company received notice of resignation from Andrew Gaudet (“Gaudet”) from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and, Secretary of the Company (the “Resignation”). Gaudet’s resignation from such positions was not the result of any disagreements between Gaudet and the Company relating to the Company’s operations, policies, or practices.

Gaudet shall retain his position as a member of the Company’s Board of Directors until his resignation or until a successor is duly appointed at a meeting of the Company’s Shareholders.

On September 21, 2023, the Company’s Board of Directors, approved changing the Company name from Maya Innovations Corp. to Pure North Analytics Corp.

On November 16, 2023, the Company’s Board of Directors, approved changing the Company name back to International Luxury Products, Inc.

On February 10, 2026, the Company filed Certificate of Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to Ecominas Corp. In addition to the name change the Company also underwent a change in control through a private transaction. As part of the change of control Tejas Bansilal Parikh resigned from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Secretary of the Company and the Company appointed Mr. Silva Canelon to these positions.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States. Management is of the opinion that all necessary adjustments have been made to make these financial statements not misleading.